UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22734

Western Asset Middle Market Debt Fund Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888)777-0102

Date of fiscal year end: April 30

Date of reporting period: January 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET MIDDLE MARKET DEBT FUND INC.

FORM N-Q

JANUARY 31, 2016

WESTERN ASSET MIDDLE MARKET DEBT FUND INC.

Schedule of investments (unaudited)	January 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
CORPORATE BONDS & NOTES - 91.7%
CONSUMER DISCRETIONARY - 19.6%
Hotels, Restaurants & Leisure - 9.0%
24 Hour Holdings III LLC, Senior Notes	8.000%	6/1/22	1,000,000		$757,500	(a)(b)
CEC Entertainment Inc., Senior Notes	8.000%	2/15/22	1,000,000		870,000	(b)
Golden Nugget Escrow Inc., Senior Notes	8.500%	12/1/21	1,113,000		1,085,175	(a)(b)
Greektown Holdings LLC/Greektown Mothership Corp., Senior Secured Notes	8.875%	3/15/19	290,000		287,100	(a)
Inn of the Mountain Gods Resort & Casino, Senior Secured Notes	9.250%	11/30/20	1,881,488		1,749,784	(a)(b)
Landry’s Holdings II Inc., Senior Notes	10.250%	1/1/18	1,500,000		1,488,750	(a)(b)
Mastro’s Restaurants LLC/RRG Finance Corp., Senior Secured Notes	12.000%	6/1/17	1,493,375		1,526,528	(a)(c)(d)
Nathan’s Famous Inc., Senior Secured Notes	10.000%	3/15/20	120,000		126,000	(a)
Viking Cruises Ltd., Senior Notes	8.500%	10/15/22	2,000,000		1,865,000	(a)(b)

Total Hotels, Restaurants & Leisure					9,755,837

Household Durables - 2.3%
APX Group Inc., Senior Notes	8.750%	12/1/20	3,000,000		2,422,500	(b)
William Lyon Homes Inc., Senior Notes	7.000%	8/15/22	100,000		96,500

Total Household Durables					2,519,000

Leisure Products - 0.7%
Cirsa Funding Luxembourg SA, Senior Notes	8.750%	5/15/18	708,109	EUR	775,245	(a)

Media - 3.3%
Gibson Brands Inc., Senior Secured Notes	8.875%	8/1/18	1,000,000		575,000	(a)(b)
iHeartCommunications Inc., Senior Notes	14.000%	2/1/21	440,000		112,640	(e)
MediaNews Group Inc.	12.000%	12/24/18	2,086,000		2,086,000	(d)
New Cotai LLC/New Cotai Capital Corp., Senior Secured Notes	10.625%	5/1/19	1,167,991		820,514	(a)(e)

Total Media					3,594,154

Multiline Retail - 0.8%
Neiman Marcus Group Ltd. LLC, Senior Notes	8.750%	10/15/21	1,440,000		921,600	(a)(e)

Specialty Retail - 2.1%
Hot Topic Inc., Senior Secured Notes	9.250%	6/15/21	2,500,000		2,250,000	(a)

Textiles, Apparel & Luxury Goods - 1.4%
Empire Today LLC/Empire Today Finance Corp., Senior Secured Notes	11.375%	2/1/17	1,615,000		1,566,550	(a)(b)

TOTAL CONSUMER DISCRETIONARY					21,382,386

CONSUMER STAPLES - 5.2%
Beverages - 2.1%
Carolina Beverage Group LLC/Carolina Beverage Group Finance Inc., Secured Notes	10.625%	8/1/18	1,820,000		1,792,700	(a)(b)
DS Services of America Inc., Secured Notes	10.000%	9/1/21	420,000		473,550	(a)(b)

Total Beverages					2,266,250

Food & Staples Retailing - 2.0%
Beverages & More Inc., Senior Secured Notes	10.000%	11/15/18	2,370,000		2,165,587	(a)(b)

Food Products - 0.4%
Simmons Foods Inc., Secured Notes	7.875%	10/1/21	530,000		470,375	(a)

Tobacco - 0.7%
Alliance One International Inc., Secured Notes	9.875%	7/15/21	1,000,000		796,250	(b)

TOTAL CONSUMER STAPLES					5,698,462

ENERGY - 10.3%
Energy Equipment & Services - 1.5%
Parker Drilling Co., Senior Notes	7.500%	8/1/20	640,000		449,600	(b)
Sierra Hamilton LLC/Sierra Hamilton Finance Inc., Senior Secured Notes	12.250%	12/15/18	2,540,000		1,244,600	(a)(b)

Total Energy Equipment & Services					1,694,200

See Notes to Schedule of Investments.

WESTERN ASSET MIDDLE MARKET DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Oil, Gas & Consumable Fuels - 8.8%
Armstrong Energy Inc., Senior Secured Notes	11.750%	12/15/19	2,000,000		$850,000	(b)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.125%	11/15/22	1,000,000		752,500	(a)(b)
Bonanza Creek Energy Inc., Senior Notes	6.750%	4/15/21	1,000,000		397,500	(b)
Halcon Resources Corp., Senior Notes	8.875%	5/15/21	930,000		139,500
Iracore International Holdings Inc., Senior Secured Notes	9.500%	6/1/18	1,500,000		967,500	(a)(b)
Magnum Hunter Resources Corp., Senior Notes	9.750%	5/15/20	2,920,000		744,600	*(f)
Murray Energy Corp., Senior Secured Notes	11.250%	4/15/21	1,550,000		220,875	(a)(b)
Natural Resource Partners LP/Natural Resource Partners Finance Corp., Senior Notes	9.125%	10/1/18	1,780,000		1,005,700	(b)
Oasis Petroleum Inc., Senior Notes	6.500%	11/1/21	1,790,000		1,082,950
Oasis Petroleum Inc., Senior Notes	6.875%	3/15/22	140,000		81,900
Oasis Petroleum Inc., Senior Notes	6.875%	1/15/23	1,060,000		609,500
Rice Energy Inc., Senior Notes	6.250%	5/1/22	1,050,000		800,625	(b)
Rice Energy Inc., Senior Notes	7.250%	5/1/23	550,000		424,875
RSP Permian Inc., Senior Notes	6.625%	10/1/22	990,000		886,050	(a)
Samson Investment Co., Senior Notes	9.750%	2/15/20	1,000,000		1,500	*(f)
Sanchez Energy Corp., Senior Notes	6.125%	1/15/23	1,500,000		607,500	(b)
Saratoga Resources Inc., Senior Secured Notes	12.500%	7/1/16	1,000,000		16,250	*(b)(f)

Total Oil, Gas & Consumable Fuels					9,589,325

TOTAL ENERGY					11,283,525

FINANCIALS - 4.9%
Banks - 0.6%
Royal Bank of Scotland PLC, Subordinated Notes	13.125%	3/19/22	830,000	AUD	643,789	(g)(h)

Consumer Finance - 3.1%
Stearns Holdings Inc., Senior Secured Notes	9.375%	8/15/20	1,770,000		1,734,600	(a)(b)
TMX Finance LLC/TitleMax Finance Corp., Senior Secured Notes	8.500%	9/15/18	2,275,000		1,649,375	(a)

Total Consumer Finance					3,383,975

Real Estate Investment Trusts (REITs) - 1.2%
Communications Sales & Leasing Inc., Senior Notes	8.250%	10/15/23	1,500,000		1,331,250

TOTAL FINANCIALS					5,359,014

HEALTH CARE - 6.2%
Health Care Equipment & Supplies - 2.1%
DJO Finance LLC/DJO Finance Corp., Secured Notes	10.750%	4/15/20	1,000,000		830,000	(a)
Greatbatch Ltd., Senior Notes	9.125%	11/1/23	260,000		256,100	(a)
Immucor Inc., Senior Notes	11.125%	8/15/19	1,390,000		1,143,275	(b)

Total Health Care Equipment & Supplies					2,229,375

Health Care Providers & Services - 4.1%
BioScrip Inc., Senior Notes	8.875%	2/15/21	3,000,000		2,407,500	(b)
Universal Hospital Services Inc., Secured Notes	7.625%	8/15/20	2,340,000		2,070,900	(b)

Total Health Care Providers & Services					4,478,400

TOTAL HEALTH CARE					6,707,775

INDUSTRIALS - 23.9%
Aerospace & Defense - 3.1%
CBC Ammo LLC/CBC FinCo Inc., Senior Notes	7.250%	11/15/21	1,000,000		820,000	(a)(b)
Heligear Acquisition Co., Senior Secured Bonds	10.250%	10/15/19	2,000,000		1,903,750	(a)(b)(c)
LMI Aerospace Inc., Secured Notes	7.375%	7/15/19	630,000		598,500

Total Aerospace & Defense					3,322,250

See Notes to Schedule of Investments.

WESTERN ASSET MIDDLE MARKET DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Air Freight & Logistics - 0.8%
Air Medical Merger Sub Corp., Senior Notes	6.375%	5/15/23	1,000,000	$885,000	(a)(b)

Building Products - 1.9%
U.S. Concrete Inc., Senior Secured Notes	8.500%	12/1/18	2,000,000	2,080,000	(b)

Commercial Services & Supplies - 2.1%
Garda World Security Corp., Senior Notes	7.250%	11/15/21	1,800,000	1,413,000	(a)(b)
Monitronics International Inc., Senior Notes	9.125%	4/1/20	1,050,000	847,875	(b)

Total Commercial Services & Supplies				2,260,875

Construction & Engineering - 6.1%
Brundage-Bone Concrete Pumping Inc., Senior Secured Notes	10.375%	9/1/21	1,690,000	1,643,525	(a)(b)
HC2 Holdings Inc., Senior Secured Notes	11.000%	12/1/19	2,000,000	1,710,000	(a)(b)
Michael Baker Holdings LLC/Michael Baker Finance Corp., Senior Notes	8.875%	4/15/19	1,834,218	1,302,295	(a)(b)(e)
Michael Baker International LLC/CDL Acquisition Co. Inc., Senior Secured Notes	8.250%	10/15/18	1,070,000	922,875	(a)(b)
Modular Space Corp., Secured Notes	10.250%	1/31/19	3,400,000	1,113,116	(a)(b)

Total Construction & Engineering				6,691,811

Electrical Equipment - 2.2%
Interface Grand Master Holdings Inc., Senior Notes	17.000%	8/15/19	1,002,111	1,002,111	(d)(e)
Interface Master Holdings Inc., Senior Notes	12.500%	8/1/18	1,000,000	975,000	(a)(b)(e)
NES Rentals Holdings Inc., Senior Secured Notes	7.875%	5/1/18	500,000	387,500	(a)

Total Electrical Equipment				2,364,611

Machinery - 0.4%
CTP Transportation Products LLC/CTP Finance Inc., Senior Secured Notes	8.250%	12/15/19	420,000	426,300	(a)(b)

Marine - 1.3%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Senior Secured Notes	8.125%	11/15/21	1,740,000	1,389,825	(a)

Road & Rail - 3.4%
Flexi-Van Leasing Inc., Senior Notes	7.875%	8/15/18	1,070,000	1,064,650	(a)(b)
Florida East Coast Holdings Corp., Senior Secured Notes	6.750%	5/1/19	320,000	293,600	(a)(b)
Jack Cooper Holdings Corp., Senior Secured Notes	10.250%	6/1/20	3,000,000	2,385,000	(a)

Total Road & Rail				3,743,250

Trading Companies & Distributors - 0.5%
Ahern Rentals Inc., Secured Notes	7.375%	5/15/23	750,000	551,250	(a)

Transportation - 2.1%
Neovia Logistics Intermediate Holdings LLC/Logistics Intermediate Finance Corp., Senior Notes	10.000%	2/15/18	2,500,000	2,325,000	(a)(b)(e)

TOTAL INDUSTRIALS				26,040,172

INFORMATION TECHNOLOGY - 4.9%
Electronic Equipment, Instruments & Components - 2.5%
Interface Security Systems Holdings Inc./Interface Security Systems LLC, Senior Secured Notes	9.250%	1/15/18	2,040,000	1,920,150	(b)
KEMET Corp., Senior Secured Notes	10.500%	5/1/18	1,000,000	802,500

Total Electronic Equipment, Instruments & Components				2,722,650

See Notes to Schedule of Investments.

WESTERN ASSET MIDDLE MARKET DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Internet Software & Services - 1.7%
Ancestry.com Holdings LLC, Senior Notes	9.625%	10/15/18	2,000,000	$1,875,000	(a)(b)(e)

IT Services - 0.7%
Compiler Finance Subordinated Inc., Senior Notes	7.000%	5/1/21	1,780,000	765,400	(a)(b)(c)

TOTAL INFORMATION TECHNOLOGY				5,363,050

MATERIALS - 12.8%
Chemicals - 4.8%
Eco Services Operations LLC/Eco Finance Corp., Senior Notes	8.500%	11/1/22	1,250,000	1,093,750	(a)(b)
HIG BBC Intermediate Holdings LLC/HIG BBC Holdings Corp., Senior Notes	10.500%	9/15/18	1,030,000	674,650	(a)(b)(e)
Jac Holding Corp., Senior Secured Notes	11.500%	10/1/19	2,696,000	2,500,540	(a)(b)
Techniplas LLC, Senior Secured Notes	10.000%	5/1/20	1,350,000	945,000	(a)(b)

Total Chemicals				5,213,940

Construction Materials - 1.0%
Hardwoods Acquisition Inc., Senior Secured Notes	7.500%	8/1/21	430,000	324,650	(a)(b)
NWH Escrow Corp., Senior Secured Notes	7.500%	8/1/21	1,110,000	810,300	(a)

Total Construction Materials				1,134,950

Containers & Packaging - 2.4%
Consolidated Container Co., LLC/Consolidated Container Capital Inc., Senior Notes	10.125%	7/15/20	1,250,000	987,500	(a)(b)
Pactiv LLC, Senior Notes	7.950%	12/15/25	750,000	656,250	(b)
PaperWorks Industries Inc., Senior Secured Notes	9.500%	8/15/19	990,000	915,750	(a)(b)

Total Containers & Packaging				2,559,500

Metals & Mining - 4.3%
Barminco Finance Pty Ltd., Senior Notes	9.000%	6/1/18	2,390,000	1,852,250	(a)(b)
Joseph T. Ryerson & Son Inc., Senior Notes	11.250%	10/15/18	1,337,000	895,790	(b)
Magnetation LLC/Mag Finance Corp., Senior Secured Notes	11.000%	5/15/18	1,384,000	83,040	*(a)(f)
Mirabela Nickel Ltd., Subordinated Notes	1.000%	9/10/44	25,570	0	(a)(c)(d)(i)
Optima Specialty Steel Inc., Senior Secured Notes	12.500%	12/15/16	852,000	715,680	(a)
Permian Holdings Inc., Senior Secured Notes	10.500%	1/15/18	1,750,000	638,750	(a)(b)
Prince Mineral Holding Corp., Senior Secured Notes	11.500%	12/15/19	150,000	117,750	(a)
St. Barbara Ltd., Senior Secured Notes	8.875%	4/15/18	420,000	409,500	(a)

Total Metals & Mining				4,712,760

Paper & Forest Products - 0.3%
Appvion Inc., Secured Notes	9.000%	6/1/20	850,000	293,250	(a)(b)

TOTAL MATERIALS				13,914,400

TELECOMMUNICATION SERVICES - 3.9%
Diversified Telecommunication Services - 2.1%
Frontier Communications Corp., Senior Notes	10.500%	9/15/22	340,000	331,925	(a)
Frontier Communications Corp., Senior Notes	11.000%	9/15/25	420,000	406,350	(a)
Intelsat Luxembourg SA, Senior Bonds	7.750%	6/1/21	1,000,000	440,000
Oi Brasil Holdings Cooperatief U.A., Senior Notes	5.750%	2/10/22	750,000	333,750	(a)
Windstream Services LLC, Senior Notes	7.500%	6/1/22	1,000,000	775,000

Total Diversified Telecommunication Services				2,287,025

Wireless Telecommunication Services - 1.8%
Neptune Finco Corp., Senior Notes	10.125%	1/15/23	290,000	307,400	(a)
Neptune Finco Corp., Senior Notes	10.875%	10/15/25	340,000	360,400	(a)
Sprint Communications Inc., Senior Notes	11.500%	11/15/21	405,000	341,212
Sprint Corp., Senior Notes	7.875%	9/15/23	1,260,000	904,050

Total Wireless Telecommunication Services				1,913,062

TOTAL TELECOMMUNICATION SERVICES				4,200,087

TOTAL CORPORATE BONDS & NOTES (Cost - $127,659,194)				99,948,871

See Notes to Schedule of Investments.

WESTERN ASSET MIDDLE MARKET DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CONVERTIBLE BONDS & NOTES - 0.7%
MATERIALS - 0.7%
Metals & Mining - 0.7%
Mirabela Nickel Ltd., Senior Secured Bonds (Cost - $1,295,346)	9.500%	6/24/19	1,295,346	$764,254	(a)(c)(e)

SENIOR LOANS - 15.2%
CONSUMER DISCRETIONARY - 5.1%
Diversified Consumer Services - 1.5%
Affinion Group Inc., Second Lien Term Loan	8.500%	10/31/18	2,000,000	1,689,000	(j)(k)

Hotels, Restaurants & Leisure - 1.7%
AP Gaming I LLC, USD Term Loan B	9.250%	12/21/20	1,960,000	1,891,400	(j)(k)

Media - 0.8%
AP NMT Acquisition BV, USD Second Lien Term Loan	10.000%	8/13/22	550,000	431,750	(j)(k)
Lee Enterprises Inc., Term Loan	7.250%	3/31/19	401,442	395,661	(j)(k)

Total Media				827,411

Specialty Retail - 0.3%
Spencer Gifts LLC, Second Lien Term Loan	9.250%	6/29/22	350,000	351,750	(j)(k)

Textiles, Apparel & Luxury Goods - 0.8%
TOMS Shoes LLC, Term Loan B	6.500%	10/28/20	1,250,550	822,236	(j)(k)

TOTAL CONSUMER DISCRETIONARY				5,581,797

CONSUMER STAPLES - 3.4%
Food Products - 3.4%
AdvancePierre Foods Inc., Second Lien Term Loan	9.500%	10/10/17	1,200,000	1,186,500	(j)(k)
CSM Bakery Solutions LLC, Second Lien Term Loan	8.750%	7/3/21	1,710,000	1,624,500	(j)(k)
Shearer’s Foods Inc., Second Lien Term Loan	7.750%	6/30/22	1,000,000	945,000	(j)(k)

TOTAL CONSUMER STAPLES				3,756,000

ENERGY - 1.1%
Oil, Gas & Consumable Fuels - 1.1%
Magnum Hunter Resources Inc., DIP Term Loan	9.000%	9/15/16	665,000	665,000	(j)(k)
Westmoreland Coal Co., Term Loan B	7.500%	12/16/20	995,000	597,000	(j)(k)

TOTAL ENERGY				1,262,000

HEALTH CARE - 0.3%
Health Care Equipment & Supplies - 0.3%
Lantheus Medical Imaging Inc., Term Loan	7.000 - 8.500%	6/30/22	348,250	320,390	(j)(k)

INDUSTRIALS - 2.9%
Aerospace & Defense - 0.4%
WP CPP Holdings LLC, New Second Lien Term Loan	8.750%	4/30/21	492,500	446,534	(j)(k)

Marine - 2.5%
Commercial Barge Line Co., 2015 First Lien Term Loan	9.750%	11/12/20	3,000,000	2,670,000	(j)(k)

TOTAL INDUSTRIALS				3,116,534

See Notes to Schedule of Investments.

WESTERN ASSET MIDDLE MARKET DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
INFORMATION TECHNOLOGY - 0.9%
Electronic Equipment, Instruments & Components - 0.9%
Allflex Holdings III Inc., New Second Lien Term Loan	8.000%	7/19/21	1,000,000	$957,500	(j)(k)

MATERIALS - 0.5%
Metals & Mining - 0.5%
Magnetation LLC, DIP Term Loan	12.000%	3/7/16	553,148	500,599	(d)(j)(k)

UTILITIES - 1.0%
Electric Utilities - 1.0%
Panda Temple Power LLC, 2015 Term Loan B	7.250%	3/4/22	1,369,650	1,129,961	(j)(k)

TOTAL SENIOR LOANS (Cost - $18,143,659)				16,624,781

			SHARES
COMMON STOCKS - 3.3%
HEALTH CARE - 3.0%
Health Care Providers & Services - 3.0%
Physiotherapy Associates Holdings Inc.			30,000	3,292,800	*(c)(d)

MATERIALS - 0.3%
Metals & Mining - 0.3%
Mirabela Nickel Ltd.			5,022,817	295,057	*(c)(d)

TOTAL COMMON STOCKS (Cost - $3,164,365)				3,587,857

PREFERRED STOCKS - 1.6%
INDUSTRIALS - 1.6%
Trading Companies & Distributors - 1.6%
General Finance Corp. (Cost - $1,996,875)	8.125%		79,875	1,707,328

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $152,259,439)				122,633,091

SHORT-TERM INVESTMENTS - 5.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $6,361,446)	0.194%		6,361,446	6,361,446

TOTAL INVESTMENTS - 118.4% (Cost - $158,620,885#)				128,994,537
Liabilities in Excess of Other Assets - (18.4)%				(20,007,092)

TOTAL NET ASSETS - 100.0%				$108,987,445

See Notes to Schedule of Investments.

WESTERN ASSET MIDDLE MARKET DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2016

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	All or a portion of this security is pledged as collateral pursuant to the loan agreement.

(c)	Illiquid security.

(d)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (See Note 1).

(e)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.

(f)	The coupon payment on these securities is currently in default as of January 31, 2016.

(g)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(h)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(i)	Value is less than $1.

(j)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(k)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

AUD	— Australian Dollar
DIP	— Debtor-in-Possession
EUR	— Euro

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Middle Market Debt Fund Inc. (the “Fund”) was incorporated in Maryland on July 23, 2012 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide high income. As a secondary investment objective, the Fund seeks capital appreciation. The Fund seeks to achieve its investment objectives by investing, under normal market conditions, at least 80% of its managed assets, which are the net assets of the Fund plus the principal amount of any borrowings, in below-investment-grade debt securities, including loans, issued by middle market companies. For investment purposes, “middle market” refers to companies with annual revenues of between $100 million and $1 billion at the time of investment by the Fund. Securities of middle market issuers are typically considered below investment grade (also commonly referred to as “junk bonds”). It is anticipated that the Fund will terminate on or before December 31, 2020. Upon its termination, it is anticipated that the Fund will have distributed substantially all of its net assets to stockholders, although securities for which no market exists or securities trading at depressed prices, if any, may be placed in a liquidating trust.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-term Investments†:
Corporate Bonds & Notes:
Consumer Discretionary	—	$17,769,858	$3,612,528		$21,382,386
Industrials		25,038,061	1,002,111		26,040,172
Materials	—	13,914,400	0	*	13,914,400
Other Corporate Bonds & Notes	—	38,611,913	—		38,611,913
Convertible Bonds & Notes	—	764,254	—		764,254
Senior Loans:
Consumer Discretionary	—	4,834,386	747,411		5,581,797
Consumer Staples	—	—	3,756,000		3,756,000
Energy	—	—	1,262,000		1,262,000
Health care	—	—	320,390		320,390
Industrials	—	446,534	2,670,000		3,116,534
Information Technology	—	957,500	—		957,500
Materials	—	—	500,599		500,599
Utilities	—	—	1,129,961		1,129,961
Common Stocks:
Health care	—	—	3,292,800		3,292,800
Materials	—	—	295,057		295,057
Preferred Stocks	$1,707,328	—	—		1,707,328

Total Long-term Investments	$1,707,328	$102,336,906	$18,588,857		$122,633,091

Short-term Investments†	6,361,446	—	—		6,361,446

Total Investments	$8,068,774	$102,336,906	$18,588,857		$128,994,537

Other Financial Instruments:
Forward Foreign Currency Contracts	—	$4,098	—		$4,098

Total	$8,068,774	$102,341,004	$18,588,857		$128,998,635

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Other Financial Instruments:
Forward Foreign Currency Contracts	—	$437	—		$437

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

Notes to Schedule of Investments (unaudited) (continued)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	CORPORATE BOND & NOTES
INVESTMENTS IN SECURITIES	CONSUMER DISCRETIONARY	INDUSTRIALS	MATERIALS
Balance as of April 30, 2015	$2,700,000	—	$0	*
Accrued premiums/discounts	—	$4,978	—
Realized gain (loss)	—	—	—
Change in unrealized appreciation (depreciation)[1]	—	45,022	(253)
Purchases	—	952,111	253
Sales	(614,000)	—	—
Transfers into Level 3[2]	1,526,528	—	—
Transfers out of Level 3	—	—	—

Balance as of January 31, 2016	$3,612,528	$1,002,111	$0	*

Net change in unrealized appreciation (depreciation) for investments in securities still held at January 31, 2016[1]	—	$45,022	$(253)

	SENIOR LOANS
INVESTMENTS IN SECURITIES (cont’d)	CONSUMER DISCRETIONARY	CONSUMER STAPLES	ENERGY	HEALTH CARE	INDUSTRIALS	MATERIALS	UTILITIES
Balance as of April 30, 2015	$563,106	$2,880,575	$1,521,000	—	$3,060,000	—	—
Accrued premiums/discounts	111	5,366	10,427	$280	8,357	$6,799	—
Realized gain (loss)	3,115	(14,935)	4,140	21	37,543	—	—
Change in unrealized appreciation (depreciation)[1]	(11,413)	(22,756)	(296,067)	(23,786)	(285,900)	(51,559)	—
Purchases	348,250	991,250	1,548,500	345,625	2,850,000	545,359	—
Sales	(155,758)	(1,270,000)	(1,526,000)	(1,750)	(3,000,000)	—	—
Transfers into Level 3[2]	—	1,186,500	—	—	—	—	$1,129,961
Transfers out of Level 3	—	—	—	—	—	—	—

Balance as of January 31, 2016	$747,411	$3,756,000	$1,262,000	$320,390	$2,670,000	$500,599	$1,129,961

Net change in unrealized appreciation (depreciation) for investments in securities still held at January 31, 2016[1]	$(11,413)	$(35,090)	$(288,815)	$(23,786)	$(184,872)	$(51,559)	—

	COMMON STOCKS
INVESTMENTS IN SECURITIES (cont’d)	HEALTHCARE	MATERIALS	TOTAL
Balance as of April 30, 2015	$2,490,000	—	$13,214,681
Accrued premiums/discounts	—	—	36,318
Realized gain (loss)	—	—	29,884
Change in unrealized appreciation (depreciation)[1]	802,800	—	156,088
Purchases	—	—	7,581,348
Sales	—	—	(6,567,508)
Transfers into Level 3[2]	—	$295,057	4,138,046
Transfers out of Level 3	—	—	—

Balance as of January 31, 2016	$3,292,800	$295,057	$18,588,857

Net change in unrealized appreciation (depreciation) for investments in securities still held at January 31, 2016[1]	$802,800	—	$252,034

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period.

*	Amount represents less than $1.

[1]

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

[2]	Transferred into Level 3 as a result of the unavailability of a quoted price in an active market for an identical investment or the unavailability of other significant observable inputs.

Notes to Schedule of Investments (unaudited) (continued)

The following table summarizes the valuation techniques used and unobservable inputs approved by the Valuation Committee to determine the fair value of certain, material Level 3 investments. The table does not include Level 3 investments with values derived utilizing prices from prior transactions or third party pricing information without adjustment (e.g., broker quotes, pricing services, net asset values).

	Fair Value at 1/31/16 (000’s)	Valuation Technique(s)	Unobservable Input(s)	Range/ Weighted Average	Impact to Valuation from an Increase in Input*
Common Stock	$3,293	Market Approach	Estimated Acquisition Costs Subject to Adjustments for Retirement of Debt, Transaction Costs and Options	$400 million	Increase

			Market Comparable Yields Applied to Escrow	10.30%	Decrease
			Liquidity Discount Applied to Potential Claims to Escrow	10.00%	Decrease

Corporate Bonds & Notes	1,527	Market Approach	Yield to Call	4.00%	Decrease

			Liquidity Premium	1.00%	Decrease

*	This column represents the directional change in the fair value of the Level 3 investments that would result in an increase from the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these unobservable inputs in isolation could result in significantly higher or lower fair value measurements.

2. Investments

At January 31, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$1,312,918
Gross unrealized depreciation	(30,939,266)

Net unrealized depreciation	$(29,626,348)

At January 31, 2016, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	30,000	USD	32,947	HSBC Bank USA, N.A.	2/16/16	$(437)
USD	830,126	EUR	762,259	HSBC Bank USA, N.A.	2/16/16	4,098

Total						$3,661

Abbreviations used in this table:

EUR	— Euro
USD	— United States Dollar

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Middle Market Debt Fund Inc.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	March 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	March 22, 2016

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	March 22, 2016